RIGHT-OF-USE ASSETS AND LEASES LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Right-of-use Assets And Leases Liabilities
SUMMARY OF CARRYING AMOUNTS OF RIGHT-OF-USE ASSETS FOR LEASE

The carrying amounts of right-of-use assets for lease are as below:

Net book amount at January 1, 2023	USD 66,000
Net book amount at December 31, 2023	USD nil

Net book amount at January 1, 2024	USD nil
Net book amount at December 31, 2024	USD 1,326,000

SCHEDULE OF LEASE LIABILITIES	The lease liabilities for continuing operations are as below:
	As of December 31,
	2024	2023
	USD’000	USD’000
Lease liabilities - current	348	-
Lease liabilities – noncurrent	1,072	-
	1,420	-

SCHEDULE OF CONTRACTUAL UNDISCOUNTED CASH FLOWS FOR THE LEASES	Contractual undiscounted cash flows for the leases:
As of December 31, 2024
Within one year	One to five years	Total contractual undiscounted cash flow
USD’000	USD’000	USD’000
457	1,287	1,744

SUMMARY OF CONSOLIDATED INCOME STATEMENT SHOWING THE AMOUNTS RELATING TO LEASES

The consolidated income statement shows the following amounts from continuing operations relating to leases:

Year ended
December 31, 2024
Amortization charge of right-of-use assets	235
Interest expense	147

Year ended
December 31, 2023
Amortization charge of right-of-use assets	-
Interest expense	-

Year ended
December 31, 2022
Amortization charge of right-of-use assets	68
Interest expense	4

The consolidated income statement shows the following amounts from discontinued operations relating to leases:

Year ended
December 31, 2024
Amortization charge of right-of-use assets	-
Interest expense	-

Year ended
December 31, 2023
Amortization charge of right-of-use assets	603
Interest expense	41

Year ended
December 31, 2022
Amortization charge of right-of-use assets	1,902
Interest expense	220